Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 2,127,314
2027	1,795,292
2028	1,427,915
2029	1,133,806
2030	962,447
Thereafter	1,454,268
Total lease payments	8,901,042
Less: imputed interest	(1,102,192)
Present value of lease liabilities	$ 7,798,850	$ 11,533,361